FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617-563-7000

                                 November 29, 1996





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:   File Room

RE:          Fidelity Charles Street Trust (the trust):

             Fidelity Asset Manager: Income

             Fidelity Asset Manager

             Fidelity Asset Manager: Growth (the funds)

             File Nos. (2-73133) and (811-3221)

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically on November 26, 1996.
                        Very truly yours,







                        /s/John Costello
                           John Costello
                           Assistant Treasurer